18. Financial instruments (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedged items [line items]
Notional value	R$ 0	R$ 0
Fair value	87	(36)
Hedge position - asset
Disclosure of detailed information about hedged items [line items]
Notional value	0	0
Fair value	87	28
Hedge position - liability
Disclosure of detailed information about hedged items [line items]
Notional value	0	0
Fair value	0	(64)
Fair value hedge | Hedge item (debt)
Disclosure of detailed information about hedged items [line items]
Notional value	883	1,039
Fair value	955	989
Long position (buy)
Disclosure of detailed information about hedged items [line items]
Notional value	883	1,039
Fair value	955	988
Long position (buy) | Prefixed rate
Disclosure of detailed information about hedged items [line items]
Notional value	127	127
Fair value	112	125
Long position (buy) | US$ + fixed
Disclosure of detailed information about hedged items [line items]
Notional value	756	692
Fair value	843	663
Long position (buy) | EUR + fixed
Disclosure of detailed information about hedged items [line items]
Notional value	0	220
Fair value	0	200
Short position (sell)
Disclosure of detailed information about hedged items [line items]
Notional value	883	(1,039)
Fair value	R$ (868)	R$ (1,024)